Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
		Nov. 06, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Shareholders equity deficit				$ 6,062	$ 1,914	$ (13,469)
Cash and cash equivalents				2,764	2,084
Net loss				21,595	(17,256)
Working capital deficit				11,093
Consideration amount				8,000
Owed balance				5,034
Write off of receivables				9,479
Allowance for doubtful accounts				3,574	1,263
Revenue loss				11,500
Buy-out revenue				$ 3,009
Settlement of accounts payable through issuance of Class A ordinary shares to vendors			$ 855
Shares issued	[1]			15,257,425
Deferred transaction costs				$ 0	0
Capitalized cost				684	663
Impairment charges				1,693	0
Employee benefit plan				895	796
Compensated absences				$ 2,553	$ 2,537
Customer Two [Member]
Product Information [Line Items]
Concentration of credit risk, percentage				12.00%	12.00%
Customer [Member]
Product Information [Line Items]
Concentration of credit risk, percentage				10.00%	10.00%
Revenue Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration of credit risk, percentage				10.00%	10.00%
Accounts Receivable [Member]
Product Information [Line Items]
Write off of receivables				$ 9,479	$ 424
Allowance for credit losses				3,574	1,263
Long Term Investment [Member]
Product Information [Line Items]
Allowance for credit losses				$ 76	$ 126
Common Class A [Member]
Product Information [Line Items]
Shares issued			361,388
Forward Purchase Agreement [Member]
Product Information [Line Items]
Owed balance		$ 5,034
Shares issued		250,000
Deferred transaction costs		$ 3,697

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 16.